Revenue from Contracts with Customers - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from Contracts with Customers [Line Items]
Revenue increased amount	$ 156,600
Total revenue	$ 1,053,741	$ 897,056